Operating expenses	12 Months Ended
Dec. 31, 2024
Operating expense [Abstract]
Operating expenses
Note 11 – Operating expenses

Voyage expenses

(Dollars in thousands)	2024	2023	2022
Bunkers	$150,682	$133,332	$154,182
Other voyage related expenses	28,941	32,335	31,320
Total voyage expenses	$179,623	$165,667	$185,502

Voyage expenses relate to bunkers consumption and other voyage related expenses, such as broker commissions and port costs. Voyage expenses for time charter contracts are paid by the charterer, whereas voyage expenses for vessels operating in the spot market are paid by the Company. In 2024, the Company had an increase in voyage expenses compared to 2023, and the increase was mainly due to higher bunker prices in 2024, one additional vessel in the fleet and fewer off hire days. In 2023, the Company had a reduction in voyage expenses compared to 2022, and the decrease was mainly due to lower bunker prices in 2023.

Vessel operating expenses

(Dollars in thousands)	2024	2023	2022
Operating expenses	$70,620	$68,554	$67,846
Insurance	7,974	6,875	5,963
Total vessel operating expenses	$78,594	$75,429	$73,809

Vessel operating expenses relate to crewing, maintenance, stores and spares and other technical costs to operate our vessels.

General and administrative expenses

(Dollars in thousands)	2024	2023	2022
Total compensation to employees and Directors	$13,129	$11,652	$11,763
Office and administrative expenses	4,180	3,940	3,818
Audit, legal and consultancy	1,635	1,856	1,308
Total general and administrative expenses	$18,944	$17,448	$16,889

Stock compensation

The Company currently maintains the 2022 Incentive Compensation Plan (the “2022 Plan”) for the benefit of directors and senior management. Different awards may be granted under the 2022 Plan, including stock options, restricted shares/restricted stock units and cash incentive awards.

Restricted shares

Restricted shares can neither be transferred nor assigned by the participant.

Vesting conditions

Awards issued vest subject to continued employment or office, except in the event that a member of the board of directors ceases service on the board of directors prior to the applicable vesting date for any reason, in which case his or her restricted stock would immediately vest in full. The awards have graded vesting. For some of the awards there is an additional vesting condition requiring certain market conditions to be met.

The 2022 Plan may allow for different criteria for new grants.

Stock compensation series

	Number of		Fair value at
	shares/ options	Vesting Period	grant date
Granted January 2021, restricted shares	579,100	1, 2 and 3 years	$5.52
Granted January 2021, restricted shares	175,000	1 year	5.52
Granted January 2021, restricted shares	119,900	1, 2 and 3 years	3.22
Granted January 2022, restricted shares	175,000	1 year	5.38
Granted January 2022, restricted shares	573,359	1, 2 and 3 years	5.30
Granted January 2022, restricted shares	124,594	1, 2 and 3 years	4.29
Granted January 2023, restricted shares	251,250	1, 2 and 3 years	8.25
Granted January 2023, restricted shares	48,750	1, 2 and 3 years	6.72
Granted January 2023, restricted shares	135,000	1 year	8.25
Granted January 2024, restricted shares	251,250	1, 2 and 3 years	10.94
Granted January 2024, restricted shares	48,750	1, 2 and 3 years	8.04
Granted January 2024, restricted shares	150,000	1 year	$10.94

The following reconciles the number of outstanding restricted common stock:

Restricted common stock
Outstanding at December 31, 2021	960,865
Granted	872,953
Exercised [1]	800,723
Forfeited	199,400
Outstanding at December 31, 2022	833,695

Outstanding at December 31, 2022	833,695
Granted	435,000
Exercised [1]	503,688
Forfeited	57,431
Outstanding at December 31, 2023	707,576

Outstanding at December 31, 2023	707,576
Granted	425,000
Exercised [1]	382,852
Outstanding at December 31, 2024	749,724

[1]    Does not include shares in lieu of dividends

Stock compensation expenses

(Dollars in thousands)	2024	2023	2022
Expense recognized from stock compensation	$4,240	$3,313	$4,211

The fair value on the vesting date for shares that vested in 2024 was $8.25 for 212,042 shares, $5.52 for 129,205 shares and $5.30 for 123,698 shares. The fair value on the vesting date for shares that vested in 2023 was $8.25 for 24,163 shares, $8.22 for 123,444 shares, $5.52 for 107,733 shares, $5.38 for 198,745 shares and $5.30 for 102,045 shares. The fair value on the vesting date for shares that vested in 2022 was $8.22 for 122,057 shares, $5.52 for 388,412 shares, $5.30 for 175,048 shares and $4.25 for 167,431 shares. All share-based compensation is equity-settled and no payments were made for the vested shares. The average contractual life for the outstanding stock compensation series was 1.09 years as of December 31, 2024.

Valuation of stock compensation

The fair value at grant date for the shares subject to market conditions is independently determined using a Monte Carlo simulation model that takes into account the grant date, the share price at grant date, the risk-free interest rate, the expected volatility, the expected dividends and the correlation coefficients. The expected price volatility is based on the historic volatility (based on the daily share price logarithmic returns for the contractual life of the restricted stock) adjusted for any expected changes to future volatility due to publicly available information.

In January 2024, a total of 300,000 shares of restricted stock were awarded to management for the year 2023. Of these shares, 67,500 shares vested in January 2025, 67,500 shares will vest in January 2026 and 67,500 shares will vest in January 2027, subject to continued employment or office, as applicable. The fair value at grant date was equal to the share price at grant date. The remaining 97,500 shares vested in December 2024, subject to certain market conditions, and the calculated fair value was $8.04 per share for 48,750 shares and $10.94 per share for 48,750 shares. In January 2023, a total of 300,000 shares of restricted stock were awarded to management for the year 2022. Of these shares, 67,500 shares vested in January 2024, 67,500 shares vested in January 2025 and 67,500 shares will vest in January 2026, subject to continued employment or office, as applicable, and 32,500 shares are forfeited. The fair value at grant date was equal to the share price at grant date. The remaining 65,000 shares vested in December 2024, subject to certain market conditions, and the calculated fair value was $8.25 per share for 32,500 shares and $6.72 per share for 32,500 shares.

In January 2024, a total of 125,000 shares of restricted stock were awarded to the board of directors for the year 2023. The fair value at grant date was equal to the share price at grant date and the shares will vest in June 2025. In January 2023, a total of 135,000 shares of restricted stock were awarded to the board of directors for the year 2022. The fair value at grant date was equal to the share price at grant date, and 22,500 shares vested in June 2023, while the rest of the shares vested in June 2024.

Compensation of Directors and Executives

Remuneration of Directors and Executives as a group:

(Dollars in thousands)	2024	2023	2022
Cash compensation	$3,015	$2,425	$2,648
Pension cost	130	125	165
Share compensation [1]	3,282	2,504	3,316
Total remuneration	$6,427	$5,054	$6,129

[1]     Share compensation reflects the expense recognized.

Shares held by Directors and Executives

	2024	2023	2022
Executives and Directors as a group [1]	2,362,991	2,143,973	1,908,331

[1]    Includes 400,970 (2023: 498,818, 2022: 595,832) shares of restricted stock subject to vesting conditions and 139,713 shares of restricted stock vested but not issued.

In connection with termination of an Executive’s employment, the President & Chief Executive Officer may be entitled to an amount equal to 18 months’ base salary and the Chief Financial Officer may be entitled to an amount equal to 12 months’ base salary. In certain circumstances, any unvested equity awards may become fully vested.

Prepaid expenses

(Dollars in thousands)	2024	2023
Prepaid voyage expenses	$2,707	$4,006
Prepaid vessel operating expenses	2,540	6,676
Other	1,953	2,875
Total prepaid expenses	$7,200	$13,557